Cash (Narrative) (Details) - Dec. 31, 2016 $ in Millions, $ in Millions	USD ($)	CAD ($)
Statement [Line Items]
Restricted cash and cash equivalents	$ 4.6	$ 6.2
Letter of credit		$ 20.5